Trade and Other Payables - Additional Information (Detail) - GBP (£)	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [member] | Earnout agreements for acquisitions completed in the current year [member]
Disclosure of trade and other payables [line items]
Potential undiscounted amount of future payments	£ 0	£ 0
Bottom of range [member] | All earn-out agreements [member]
Disclosure of trade and other payables [line items]
Potential undiscounted amount of future payments	0	0
Top of range [member] | Earnout agreements for acquisitions completed in the current year [member]
Disclosure of trade and other payables [line items]
Potential undiscounted amount of future payments	41,000,000	14,000,000
Top of range [member] | All earn-out agreements [member]
Disclosure of trade and other payables [line items]
Potential undiscounted amount of future payments	£ 808,000,000	£ 1,110,000,000